Acquisitions and Other Business Activities (Schedule of Adjustment of Supplemental Pro Forma Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
MakerBot [Member]
Business Acquisition [Line Items]
Increase in amortization of intangibles		$ 14,139
Adjust performance bonus expenses		(163)
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation		(11,301)
Adjust taxes related to the adjustments to the supplemental pro forma		(4,239)
Total pro forma information adjustments		(1,564)
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Increase in amortization of intangibles	$ 2,261	6,446
Adjust performance bonus expenses	(266)	27,982
Adjust expenses related to business combination (deal fees, inventory and deferred revenues step-up and earn-out revaluation	(26,012)	(20,697)
Adjustments due to financial expenses related to Solid Concepts debts	(406)	(440)
Adjust taxes related to the adjustments to the supplemental pro forma	10,513	(755)
Total pro forma information adjustments	$ (13,910)	$ 12,536